Deferred income tax assets and liabilities and income tax expense - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 16, 2021	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax			$ 433,514	$ 152,764	$ (112,862)
Statutory income tax rate	35.00%	25.00%	30.00%	30.00%	30.00%
Income tax at the current tax rate pursuant to effective tax regulations			$ (130,054)	$ (45,829)	$ 33,859
Items that adjust the income tax (expense) / benefit:
Non-deductible expenses			(18,735)	(6,600)	(2,449)
Inflation adjustment			(153,517)	(98,348)	(32,086)
Effect of the measurement of monetary and non-monetary in their functional currency			169,058	86,724	24,628
Unrecognized tax losses and other assets			(15,568)	(4,047)	(7,039)
Effect of tax losses (1)				31,232	(179)
Effect related to statutory income tax rate change				(67,312)	(6,384)
Difference in income tax estimate prior year			6,358
Application of tax credits			6,229	9,710
Effect related to the difference in tax rate other than Mexican statutory rate			(25,762)	(7,637)
Other			(1,988)	(7)	(237)
Income tax (expense) benefit			$ (163,979)	$ (102,114)	$ 10,113